INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventory [Line Items]
Inventory write-down	$ 576	$ 2,026
El Compas, Mexico [Member]
Disclosure Of Inventory [Line Items]
Inventory write-down	$ 576